Equity (Tables)	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Schedule of changes in share capital
Number of
shares

Balance at January 1, 2017 (audited)	*)107,628,485

Issuance of shares	10,622,720
Exercise of share options	1,484,154
ADS granted	450,300

Balance at December 31, 2017 (audited)	*)120,185,659

Issuance of shares	9,696,960
Exercise of share options	310,180

Balance at June 30, 2018 (unaudited)	*)130,192,799

*)	Net of 2,641,693 treasury shares of the Company, held by the Company.